NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MARCH 22, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 13, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18 AND FEBRUARY 7, 2011

The section entitled “Net Asset Value” is hereby replaced in its entirety with the following:

The Fund’s net asset value is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSLS-0311P